Securities and Exchange Commission                                     April 27, 2004

Washington DC

Attention: William Bennett

RE: Empirical Ventures, Inc.

Registration Statement on Form SB-2 File No. 333-120486

Ladies and Gentlemen,

We are writing in response to your comment letter from  February 2005

General

1. A review of the business plan, purpose, as well as the surrounding facts contained in the prospectus, raises a question as to whether Empirical Ventures, Inc. is a "blank check" company, which is required to conduct its offering in compliance with the provisions of Rule 419. In this regard, it appears that Empirical Ventures, Inc. will be unable to conduct its planned operations if additional funding is not raised within a short period of time, yet there appears to be no efforts in this area. We further note you acquired the rights to certain technology from 3493734 Manitoba Ltd, but you have no concrete arrangements or agreements to further develop or commercialize the software. Further, your prospectus contains very general disclosure related to the nature of your business plan.

     As you know, Section (a)(2) of Rule 419 defines a blank check company as a company that is issuing penny stock and that is "a development stage company that has no specific business plan or purpose or has indicated that its business plan is to engage in a merger or acquisition with an unidentified company or companies, or other entity." In discussing this definition in the adopting release, the Commission stated that it would "scrutinize registered offerings for attempts to create the appearance that the registrant is not a [blank check], in an effort to avoid the application of Rule 419. (See Securities Act Release No. 6932 of April 13, 1992, 51 SEC Docket 0388). In carrying out this mandate, the staffs assessment of your status under the definition can be based only upon the public representation of its proposed business in the registration statement. If Empirical Ventures, Inc. believes that it does not fall within the definition of a blank check company, appropriate disclosure to demonstrate your status as a non-blank check company should be included in the registration statement. In this regard, disclose whether you have any current plans, arrangements, commitments or understandings to engage in a merger or acquisition with another company. To the extent you do not, affirmatively state that you are not a blank check company and provide us supplementally with a copy of your business plan.

  We have noted this comment and have no plans for any acquisitions or mergers. Currently, we are revising our business plan and will forward a copy of the company’s business plan  upon the  completion of these revisions .

2. Please advise of the prior, current and future relationship(s) of Larry Cheret/Cherrett, 3493734 Manitoba, Ltd., Empirical Ventures, Quadra Ventures and Quantum Ventures. In this regard, we note that Mr. Cherrett and 3493734 Manitoba, Ltd. have sold certain technologies to each of these entities for the same basic purchase price and that these technologies appear to be similar in functionality and use. Provide appropriate disclose under the related party transactions section pursuant to Item 404 of Regulation S-B.

       We have noted this comment and prior to the acquisition of these technologies there was no relationship between any of the above mentioned companies and

       Mr. Cherrett. Each transaction was done at arms length, and the current relationship  with

      Mr.  Cherrett and these companies is strictly that of Vendor and Purchaser. With respect to future relationships would still be that of Vendor and Purchaser.  With respect to future development work,

     3493734 Manitoba would have to  be competitive in there pricing and justify all expenditures during development.

3.

Please advise of the need for any blue sky registration. We note your disclosure under plan of distribution.

 We have noted this comment and have increased our budget to allow for additional legal fees and blue sky fees that may apply.

4.

We are unable to reconcile the number of shares outstanding as of the date of this prospectus (9,686,662) with the number outstanding as of 9/30/04 (9,486,662). Please provide the information required by Item 701 of Regulation S-B for the issuance of all unregistered securities.

We have noted this comment and have revised our disclosure to reflect the additional 200,000  shares subscribed for under the heading Recent Sales of Unregistered  Securities.

Prospectus Cover Page

5.

Please provide us with the basis for including the last sentence of the third paragraph beginning with "The information is this prospectus...."

Upon review of this sentence we have deemed it inappropriate and have deleted  this section of the text.

6.

Item 501(a)(5) of Regulation S-B requires that you highlight the cross reference to the risk factors section and page by prominent type or in another manner.

We have noted this comment and have cross referenced this section with bold faced type and have highlighted the Risk Factors in the Table of Contents.

Table of Contents

6. Unless you intend to attach Part II to the prospectus for delivery, we do not understand the basis for including in the table the information regarding Part II.

  We have noted this comment and will be including Part II in the prospectus for delivery.

Prospectus Summary, page 3

7. The introductory paragraph to your summary states that the summary does not contain all of the information that may be important. A summary by its very nature is not required to contain all of the detailed information required in a prospectus. However, if you include a summary in your prospectus, it must be complete. Please revise.

We have noted this comment and have revised this section

Risk Factors, page 4

9. Clarify in the first paragraph of this section that you discuss all "material" risks. In this regard, delete the statement in the third sentence: "however, they are not the only risks we face."

We have noted this comment and have deleted this sentence.

10. Please clarify in risk factor 1 that Empirical has no financing arrangements in place, except that Mr. Ward has agreed to support the "minimum budget" for the next 12 months.

We have noted this comment and have revised this risk factor

11. Reference is made to risk factor 4 where you state you have "limited prior business operations" and you "commenced [y]our operations on April 14, 2003." Please revise this date. In addition, we are unclear as to what operations you are referring?

We have noted this comment and have revised this risk factor to more clearly define it.

12. Please update the disclosure in risk factor 5 to September 30, 2004.

We have revised this risk factor

13. Risk factor 7 states that your success depends to a "critical extent on the continued efforts of services" of Mr. Ward. Risk factor 11 states that due to the fact that your officers and directors "lack experience in operating this type of business, there is a risk that decisions and choices of management may not take into account standard technical or managerial approaches software companies commonly use." These risks appear somewhat inconsistent and should be reconciled. In doing so, please address the fact that Mr. Ward lacks financial and accounting experience and the impact this may have on the company.

We have noted this comment and have revised the disclosure in risk factors 7 and 11.

14. Throughout the prospectus, you refer to "officers and directors." By way of illustration only, we direct your attention to risk factor 11 and the MD&A section. Please clarify that there is only one officer and director. Revise throughout.

 We have noted this comment and have revised this error through out the body of the document

15. Please revise risk factors 14 and 15 as they are generic and repeat disclosure located elsewhere in the prospectus.

We have noted this comment and have revised these risk factors

16. Please address the fact that as a section 15(d) filer you can suspend your reporting obligations after the first fiscal year that the registration statement goes effective if you have less than 300 holders of record and what this may mean to investors.

           Under Rule 12h-3 of the Securities Exchange Act of 1934, as amended,

           “ Suspension of Duty to File Reports under Section 15(d)”, an issuer is eligible for the suspension to file reports pursuant to section 15(d)

           <http://www.law.uc.edu/CCL/34Act/sec15.html> of the Securities

          Exchange Act of 1934, as amended,  if the shares of common stock are held by

          Less than 300 persons; or By less then 500 persons, where the total assets of the issuer have not be exceeded $10 million on the last day of each of the issuer's three most recent fiscal years. If we decide to suspend our obligations to file reports, then our shareholders will not receive publicly disseminated information and will be a private company. However, management does not intend to file for the suspension to file reports pursuant to section 15(d)

          <http://www.law.uc.edu/CCL/34Act/sec15.html> of the Securities Exchange

          Act of 1934, as amended.

Selling Security Holders, page 9

17. We note from your recent sales of unregistered securities disclosure that you did not use an underwriter in your Regulation S offerings to Canadian purchasers. Please advise how you located the Canadian purchasers.

We have noted his comment an all the investors were located by Derek Ward and are Family,  Friends and Business associates of Mr. Ward

18. Please be advised that each spouse is deemed the beneficial owner of the shares held by the other spouse. Refer to Securities Act Release No. 33-4819 ("a person is regarded as the beneficial owner of securities held in the name of his or her spouse and their minor children"). As such, please confirm whether any of your selling shareholders are married and revise the beneficial ownership amounts accordingly.

 We have noted this comment and have revised and disclosed accordingly.

     19.  Please confirm the number of shares being offered by Marion Ellis. As appropriate, include Marion Ellis in the table of beneficial ownership.

We have noted this comment and confirm the number of shares Marion Ellis  is offering to be

 And have included this in the table of beneficial ownership.

Plan of Distribution, page 15

20. Supplementally inform us of any ongoing discussion with the market maker that anticipates quoting your stock.

We have noted this comment and confirm that we have not entered into any discussions with respect a market maker quoting the company’s stock.

21. We note your statement that the "selling security holders [may use one or] more of the following methods" when disposing of their shares. Item 508 of Regulation S-B requires that the company indicate the plan of distribution. Please revise this statement and indicate all additional methods of distribution that will be used.

We have noted this comment and have revised this section.

22. Delete reference to "Quantum Ventures Inc." in the fifth paragraph. We redirect your attention to comment number 2.

We have noted this comment and have removed this reference.

Directors, Executive Officers, Promoters and Control Persons, page 17

23. Disclose the business of Can-Cell industries. Indicate the total number of hours per week Mr. Ward will devote to company business.

 Can-Cell Industries is a manufacturer, importer, and distributor, specializing in building materials and builders hardware products.  Currently, Mr. Ward spends approximately 10 hours a week or 25% of his time based on a forty hour work week,

this time will most likely increase as development moves forward.

Security Ownership of Certain Beneficial Owners and Management, page 18

24. Gerald Johnson is offering over 6% of the company's shares for resale. Please include Mr. Johnson in the table of beneficial ownership as a greater than 5% shareholder. See Item 403 of Regulation S-B.

 We have noted this comment and have included Mr. Johnson’s shares in the table of beneficial ownership.

25. Beneficial ownership is to be calculated in accordance with the Instruction to Item 403 of Regulation S-B. Please revise footnote 2.

We have noted this comment and revised this footnote

Organization within Last Five Years, page 22

26 We do not understand the nature of the $245,000 in costs you will incur for additional software development. Are you contractually committed to incur these costs? Who is expected to perform this development? Have you entered into any agreements, formal or otherwise, with 3493734 Manitoba, or any other entity, regarding the further development of this software? If so, please state and file all such agreements as exhibits. How did you determine that $245,000 was the appropriate amount of additional funding to develop this technology? What if development is not adequate upon spending $245,000? Will you continue to incur development costs beyond the $245,000? Please advise and revise the disclosures herein and in MD&A.

We have noted this comment and are currently amending the agreement with the Vendor to further clarify spending covenants, and who will perform development workfor the Darrwin software program.

The amount of $245,000  was determined by the vendor and have asked for clarification of this amount to be included in the amended agreement.

With respect to the development costs exceeding the $245,000, We would review this once the these monies have been spent and determine at that time whether to expend more resources.

27. Describe in greater detail 3493734 Manitoba Ltd. and its relationship to the company.

We have noted this comment and the only relationship that exists between 3493734 Manitoba Ltd.

And the company is that of Vendor and Purchaser

Description of Business, page 22

Current and Planned Development, page 22

28. It is not clear what you purchased from 3493734 Manitoba Ltd. For instance, you state in the opening paragraph of this subheading that you acquired the "prior development, designs and pilot implementation" of the software program. You then state in the next paragraph that you acquired the software program designs, methods and know-how but that you did not acquire any hardware and only acquired the existing software code. Please clarify what exactly you purchased, what it is capable of doing at this stage, and what further developments need to be performed so that it is fully operational. Provide a timeline for performing this development in the MD&A section and indicate the costs involved. Specify what will happen if you are unable to meet a specified milestone.

We have revised this section and as far as what will happen if we are unable to meet a specified milestone,

This will be reflected in our amended agreement.

29. Please elaborate on your statement that you acquired software code or scripts developed so that further development and upgrades to the program can be done in a more efficient manner. Disclose who will perform further development and upgrades.

We have noted and have revised this section to indicate what the company has actually purchased

And have addressed the issue of who will actually perform the development work and to date we have not identified anyone, but we anticipate seeking out bids within the next 30 to 60 days.

30. We do not understand the statement that your "activities have been principally conducted by [y]our management and are currently ongoing."

We have noted this comment and upon review have deleted this sentence

31 Reference is made to the last sentence before the subheading "Development of Web Site and Test Site" where you state that you will be able to "proceed with continued development and upgrades of [y]our software program on a limited basis without additional funding." Please explain "limited basis," what this will entail and for how long.

We have noted this comment and upon locating a suitable test site we can then install the Darrwin soft ware program to operational status then commence testing and upgrading. We estimate we could continue with upgrades for approximately for two to three months without additional funding

32. Disclose in greater detail the role of Larry Cherrett in the software acquisition. Is Mr. Cherrett a software developer, owner, or agent?

We have noted this comment and Mr. Cherrett is the sole director of 3493734Manitoba

Ltd. However, Mr. Cherrett is not a shareholder, shares in the company are owned by

The Burke family trust.

33. The Technology Purchase Agreement states that 3493734 Manitoba Ltd. will manage and lead the development of the Darrwin software with $245,000 promised by Empirical. Please describe the persons who will be involved in developing the Darrwin software and the basic framework of the future relationship between Empirical and 3493734 Manitoba Ltd.

We have noted this comment and this figure was arrived at by the vendor and have discussed this matter with vendor and  have agreed to amend the agreement to more clearly define the spending covenants and time frames associated with the further development of the Darrwin software program.

Additionally, with respect to  the possibility of a continued relationship with 3493734

Manitoba Ltd. would only be ongoing in so far as managing and leading the further  development of the Darrwin soft ware program  providing that 3493734 Manitoba Ltd. would remain competitive in their pricing for continued development work.

34. Who was responsible for the development of the Darrwin software before Empirical purchased it? What relationship exists between that entity, 3493734 Manitoba Ltd. and the company?

The original developer for the Darrwin software program was World Star Holdings

Mr. Cherrett  president of 3493734 Manitoba Ltd. was corporate council for World Star. There are no relationships between World Star, 3493734 Manitoba Ltd. and the Company other than that of Vendor and Purchaser.

35. Disclose in greater detail the operational capability of Darrwin.

We have noted this comment and have provided the following additional disclosure.

“providing the technology to electronically acquire and organize the local information needed for effective promotion of tourism. With Darwin, you can: Gather, scan and process data quickly for building your local inventory of information important to tourists; manage, inventory and book reservations for hotels, motels, lodges and other resorts; Track, index and promote restaurants and cultural and sporting events. Use the business directory to direct travellers to local businesses; Accommodation Inventory Management; Collect and organize local hotel, motel  accommodations information in an easy to use natural language interface and process  reservations activity if required;  Local Business Directory Processing, Collect and develop a graphically oriented database of local businesses to support the extended tourism community and Local Ticketing & Events Management, Set up local ticketing for distribution and control”,

36. Please describe your calculations in estimating the $245,000 needed to complete development of the Darrwin software.

 We have noted this comment and this figure was arrived at by the vendor and have discussed this matter with vendor and  have agreed to amend the agreement to more clearly define the spending covenants and time frames associated with the further development of the Darrwin software program.

37. Disclose in greater detail your process for obtaining additional funding including anticipated mergers and debt or equity fundraising efforts.

 We have noted this comment and to date, we have not considered, contemplated any mergers or acquisitions. We are currently pursuing additional equity funding, through family friends and business associates.

Intellectual Property, page 23

38. The Technology Purchase Agreement states that 3493734 Manitoba Ltd. "has taken all necessary and proper steps to register and to keep the patent in good standing and the vendor is not aware of any conflicting claims or patent applications." We are unaware of any patents on the software. Please explain.

To the extent a patent does not exist, advise as to the impact this term will have on the enforceability of the agreement.

We have noted this comment and have reviewed our agreement  and confirm that a patent does not exist and have discussed this with the vendor and have agreed to amend the agreement, which we will re-file  in our next amendment.

39. Please describe the material terms of your confidentiality agreements described on page 24. Please provide information on who has signed the agreements and file either the agreements, or a form thereof, as an exhibit to your registration statement.

We have noted this comment and have supplied a form of confidentiality agreement

As exhibit 99.1. Additionally no one has executed a confidentiality agreement and have revised our text accordingly

Competition, page 24

40. Please discuss in greater detail your relative position in the current market in which you operate, including quantitative and qualitative information on your relative position. Also, please list by name specific competitors for your software product. See Item 101(b)(4) of Regulation S-B.

we have noted this comment and revised this section to be in accordance with Item101(b)(4) of regulation S-B

Research and Development Expenditures, page 25

41. Please describe what is meant by "maintaining our competitive positioning" and what efforts are being undertaken to maintain such position. Explain how you intend to raise the $245,000 required to further develop your software.

We have noted this comment and have revised this section to more clearly define the above mentioned caption

Employees, page 26

42. The disclosure indicates you have 2 part-time employees. Please confirm and identify both. Your plan of operation states you have one part-time employee.

We have noted this comment and have revised this section to reflect that there is only one part time employee

Plan of Operation, page 26

43. Reference is made to your statement that in furtherance of your business model, you "have continued to progress [y]our development plan focusing on web design and finding a suitable location to implement a test site." Please elaborate and update on all such efforts.

We have noted this comment and have Identified a suitable test site that meets our criteria,  being an year round tourist destination we have not commenced any discussions as yet, but anticipate doing so in early May of 2005 and will update as discussions progress and or an agreement has been reached.

44. In your Plan of Operation, please disclose the costs involved to market your product. Indicate who will perform this function and when they will begin. To the extent you have not identified anyone to date, so state.

We have noted this comment and have revised this section

45. Specifically address the costs associated with Empirical becoming a public reporting company and the sources of funds to be used to pay such costs.

 Funds used to pay the cost of the offering will be used from the equity capital the company has raised to date.

46. Since you do not intend to hire any employees, please describe the costs associated with hiring subcontractors or consultants at each phase of your plan of operation.

We have noted this comment and have made these revisions to indicate the costs of hiring subcontractors or consultants.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 28

47. We note your statement in the first paragraph that you intend spending in the next 12 months $10,000 in legal fees, $10,000 on consulting fees, $6,000 on accounting fees and $1,000 on transfer fees. These appear to be the fees associated with this offering and, if so, should be identified as such. Please advise. Elaborate on the consulting fees.

We have noted this comment and have revised this section.

48. The purpose of registering this offer and providing this prospectus is so that investors may make an informed decision. As such, we do not understand the basis for your conclusion in the second sentence of the second paragraph.

We have noted this comment and have revised this sentence

49. You indicate in the last sentence of the second paragraph that your audit report covers the period from inception to September 30, 2004. Your audit report is from inception to June 30, 2004.

We have noted this comment and have corrected this sentence to reflect our audit report is to June 30, 2004

50. Provide the amount of cash on hand as of the most recent practicable date.

We have noted this comment and the company has $45,337 cash on hand as of December 31, 2004 and have provided this in the summary section under the subheading “Summary Financial Information”

51. Please describe the ongoing expenses associated with your $1,500 per month in anticipated expenditures. Provide a breakdown of this amount.

We have noted this comment and  the figure of 1500.00 per month was determined by giving and even balance to expenses in formulating  a an annual budget. However,

expenses and costs tend to vary as  further development progresses

52. Please disclose that Mr. Ward will be making loans and providing additional capital throughout this development period.

 We have noted this comment and confirm that  Mr. Ward will make loans to, or arrange loans to the company on an as needed basis and providing all other efforts to obtain financing have been exhausted.

53. Revise to indicate if you currently plan to compensate employees, consultants, promoters or affiliates and what procedures will be followed.

We currently have no plan in place to compensate employees, affiliates, promoters

54. Include a discussion about any material commitments associated with the $245,000 spending covenant in the Technology Acquisition Agreement.

  We have noted this comment and this figure was arrived at by the vendor and have discussed this matter with vendor and  have agreed to amend the agreement  to more clearly define the spending covenants and time frames associated with the further development of the Darrwin software program we will supply the amended agreement in our next amendment

55. Since you do not intend to hire any employees, please describe the costs associated with hiring subcontractors or consultants at each phase of your plan of operation.

We have noted this comment and have revised our disclosure accordingly

 See: Plan of Operation and Employees and Consultants.

56. Based on your recent purchase of the Darrwin software and commitment to incur $245,000 developing this software, it appears that your critical accounting policies should address your accounting for these costs. Revise your MD&A and ensure your revised disclosures address your method of amortization and the respective useful lives.

Description of Property, page 30

57. Please describe any agreement, understanding or arrangement between Empirical and Mr. Ward concerning the use of your principal executive offices.

 We have noted this comment and confirm that there are no lease agreements between Mr. Ward and Empirical Ventures, Inc.

Certain Relationships and Related Transactions, page 30

58. Please confirm that other than Mr. Ward, no person could be deemed a promoter. See Item 404(d) of Regulation S-B. In this regard, we note that Kennedy Kerstner is listed in your articles as the company's first director and its incorporator. Please disclose this fact both here and in the Business section. See Item 404(d) and Item 101 (a) of Regulation S-B.

 We have noted this comment and while Mr. Kerster was the original incorporator of the company this was provided as a service to Mr. Ward. Mr. Kerster does do corporate and administrative work for the company on an as needed basis and is not a shareholder or promoter, or director of the issuer.

59. We also note that Kennedy Kerstner is listed as a consultant in the signature page to your Technology Purchase Agreement with Quadra Ventures. Please advise supplementally.

 We have noted this comment and Mr. Kerster  did witness the signature with respect to Quadra Ventures, Inc. and does also perform corporate and administrative duties for Quadra Ventures, Inc.

Market for Common Equity and Related Stockholder Matters, page 32

60. We do not understand the discussion under Dividends on page 33.

We have noted this comment and after further review have deleted text from this section we have deemed in appropriate at this time.

Financial Statements

Date of Financial Statements

61. A note to the financial statements should be provided to state the company's intended fiscal year end. If June 30 is not your fiscal year-end, you must provide audited financial statements as of and for a date less than 135 days before the initial filing date of the registration statement. According to our calculations, June 30 financial statements became stale after November 12, 2004. Refer to Item 310(a) of Regulation S-B and revise.

We have noted this comment and have revised the document to reflect our year end

And also have included interim financial statements for the periods September 30, 2004 and December 30, 2004

Note 3 - Technology Rights

62. It appears that the acquisition of technology rights to a proprietary software program for $5,000 and 100,000 common shares to the company's President and major shareholder should be recorded at predecessor cost. Any cash paid in excess of predecessor cost for property conveyed by promoters should be reflected as a reduction of equity or special distribution. See SAB Topic 5:G. Please revise.

We have noted this comment and this was not a related party transaction, but rather an arms length

 Transaction and have not modified this note

63. Disclose in this note or a separate policy note how you are accounting for the acquired technology rights. Refer to paragraph 7 of SFAS 86.

We have noted thus comment and have revised this note accordingly

General

64. Your attention is directed to Item 310(g) of Regulation S-B and the possible need for updated financial statements and related disclosures.

We have noted this and have included updated financial statements for the period ending December 31, 2004

65. You are reminded that a currently dated consent of the independent accountants with typed signature should be included in any amendment to the registration statement.

 We have noted this comment and have had the consent letter updated by the independent accountants

Part II

Other Expenses

66. We are unclear why you list $10,000 in consulting fees as a cost of this offering. Please advise.

 We have noted this comment and after further review have deleted this expense as part of  the offering costs

Recent Sales of Unregistered Securities

67. Please advise why you have not disclosed the issuance of 100,000 shares to Mr. Cherrett.

 We have noted this comment and with respect to this issuance of shares, this was not a sale of stock but rather part of the acquisition cost of acquiring the the Darrwin software Program

Exhibits

68. Your articles limit the company's total capitalization to $60,000. The maximum aggregate price of the shares you are registering is $68,800. Please advise.

Our Articles refer to a capitalization of 60,000,000 shares with a par value of $0.001

 For a total of $60,000.00, our articles make no reference to the subscribed value of Shares.

69. Your articles limit the number of directors to 15. Your bylaws limit the number of directors to 12. Please advise.

 We have noted this comment and have revised the Bylaws to limit  the number of directors to 15 to coincide with our Articles.

70. Please advise if the restrictions contained in Article XV, Section 47 to your bylaws are appropriate terms for a public company.

We have noted this comment and after review of the Company’s Bylaws we have deleted article XV deeming it inappropriate and have since refilled our articles with our registered agent.

71. Please revise the legality opinion to reflect the total number of shares being registered

 We have noted this comment and our legal council has updated the legality opinion to reflect the total number of shares registered

Signatures

72. Please ensure that you update the date of the signatures from November 8, 2004 and that Mr. Ward properly signs the registration statement.

We have noted this comment and have ensured that Mr. Ward has signed the Registration

Statement properly

Yours truly ,

/s/Derek Ward

Derek Ward

President Secretary and Treasurer.